SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Schedule of Operating Segment Information
The following data present the revenues, expenditures, assets and other operating data of the Company's operating segments:

	Year ended December 31, 2020
	Products	Projects	Eliminations	Total

Revenues	$35,038	$48,803	$(2,377)	$81,464

Depreciation and amortization	$1,172	$784	$-	$1,956

Operating income (loss), before financial expenses and taxes on income	$6,387	$65	$(1,269)	$5,183
Financial expenses, net				(1,480)
Taxes on income				(3,001)

Net income				$702

	Year ended December 31, 2019
	Products	Projects	Eliminations	Total

Revenues	$36,633	$52,426	$(2,228)	$86,831

Depreciation and amortization	$1,260	$840	$-	$2,100

Operating income (loss), before financial expenses and taxes on income	$3,880	$3,536	$(1,377)	$6,039
Financial expenses, net				(1,667)
Taxes on income				(1,553)

Net income				$2,819

	Year ended December 31, 2018
	Products	Projects	Eliminations	Total

Revenues	$35,169	$61,119	$(3,686)	$92,602

Depreciation and amortization	$2,273	$951	$-	$3,224

Operating income (loss), before financial expenses and taxes on income	$1,425	$4,356	$(2,026)	$3,755
Financial expenses, net				1,361
Taxes on income				(2,072)

Net income				$3,044

	December 31, 2020
	Products	Projects	Total

Total long-lived assets	$16,489	$4,469	$20,958

	December 31, 2019
	Products	Projects	Total

Total long-lived assets	$16,925	$4,607	$21,532

Schedule of Major Customer Data
	Year ended December 31,
	2020	2019	2018

Customer A	-	5.4%	25.3%

Customer B	20.6%	17.2%	10.9%

Schedule of Revenues and Long-Lived Assets Within Geographic Areas
The following is a summary of revenues within geographic areas based on end customers’ location and long-lived assets:

1.          Revenues:

	Year ended December 31,
	2020	2019	2018

Israel	$20,860	$18,975	$13,577
Europe	15,490	18,896	14,021
North America	18,316	19,713	24,324
South and Latin America	4,485	8,077	25,471
Africa	13,970	11,144	7,126
Others	8,343	10,026	8,083

	$81,464	$86,831	$92,602

2.          Long-lived assets:

	December 31,
	2020	2019

Israel	$3,701	$3,641
Europe	1,067	914
USA	1,980	2,177
Canada	13,547	13,999
Others	663	801

	$20,958	$21,532